                                                                         The One
                                                                        Investor
                                                                         Program
                                                                   Annual Report
                                                For the year ended June 30, 1998



                                              The One Group Investor Growth Fund



                                     The One Group Investor Growth & Income Fund



                                            The One Group Investor Balanced Fund



                                 The One Group Investor Conservative Growth Fund






                                                                   THE ONE GROUP
                                                          ----------------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

            - are not deposits or obligations of, or guaranteed by,
              BANC ONE CORPORATION or any of its affiliates,          [FDIC LOGO
                                                                      WITH SLASH
            - are not insured by the FDIC, and                        THOUGH IT]

            - are subject to investment risks, including possible
              loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Portfolio Performance Review...............................................    2
Schedules of Portfolio Investments.........................................    8
Statements of Assets and Liabilities.......................................   12
Statements of Operations...................................................   13
Statements of Changes in Net Assets........................................   14
Notes to Financial Statements..............................................   16
Financial Highlights.......................................................   22
Report of Independent Accountants..........................................   38

                          The One Group Investor Funds
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUNDS PERFORM?
For the year ended June 30, 1998, The One Group Investor Funds posted the following total returns for their respective Fiduciary share class:

- The One Group Investor Growth Fund, 23.81%

- The One Group Investor Growth and Income Fund, 20.34%

- The One Group Investor Balanced Fund, 17.02%

- The One Group Investor Conservative Growth Fund, 12.73%

For information on other share classes and performance comparisons to indexes, please see pages 4-7.

HOW DID THE BOND AND STOCK MARKETS PERFORM?
The bond market continued to benefit from low inflation, which helped push interest rates down and bond prices up. Furthermore, events in Asia contributed to a weakening global economy, which in turn helped support favorable bond market conditions in the United States.

The stock market continued to provide better-than-average investment returns, thanks to low inflation, moderate economic growth and strong corporate earnings growth. In addition, a favorable bond market contributed to the stock market's strength by allowing price/earnings (P/E) multiple expansion. That is, the declining interest rate environment allowed companies to realize greater profits, and stock prices increased on these favorable earnings results.

For more than four years, large-capitalization growth stocks have led the domestic market surge, outperforming smaller-company stocks and value-oriented stocks. Investors continued to favor larger companies due to their earnings reliability and stock liquidity.

DID THE SITUATION IN ASIA INFLUENCE STOCK RETURNS?
Beginning in late 1997, many larger, multinational companies, particularly in the semiconductor, energy and commodities sectors, felt the effects of the Asian markets' meltdown. With too much capital and investment generating excess capacity, lower prices led to insufficient profits. As a result, currencies declined and market returns plummeted for most Asian markets.

WERE THERE ANY OTHER NOTABLE PERFORMANCES OVERSEAS?
Many European markets experienced a comeback, with strong one-year performance from Italy, up 63%; Spain up 50%; Germany, up 46%; and France, up 43%.

WHAT WAS YOUR OVERALL ASSET ALLOCATION STRATEGY?
Each of the Investor Funds maintained relatively strong exposure to equity funds (depending, of course, on each fund's overall investment objective and asset allocation parameters), which enabled the funds to participate in the ongoing stock market rally and post attractive overall returns. In addition, each Fund's allocation toward the bond market was slightly greater than what we consider to be average exposure.

WHY WAS THAT?
We implemented this strategy based on our ongoing research efforts, which showed that stocks, on a valuation basis, continued to be more expensive than bonds. We felt that this presented some additional risks for stocks. At the same time, earnings momentum remained strong. We therefore made only a slight shift toward fixed income funds in order to gain some downside protection from the stock market's high valuations. The average fund allocations during the period were as follows:

- The One Group Investor Growth Fund: 86% equity funds; 13% fixed income funds; 1% money market funds

- The One Group Investor Growth and Income Fund: 66% equity funds; 33% fixed income funds; 1% money market funds

- The One Group Investor Balanced Fund: 46% equity funds; 53% fixed income funds; 1% money market funds

- The One Group Conservative Growth Fund: 26% equity funds; 72% fixed income funds; 2% money market funds

WHAT WERE YOUR KEY STRATEGIES IN THE EQUITY ARENA?
The Investor Funds enjoyed varying exposure, depending on the overall investment objective, to the following equity styles: large capitalization, mid-capitalization, small capitalization and international. Within each style, individual stock selection remains the core of our management process. We modestly adjusted our asset allocations to include in-

                          The One Group Investor Funds
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

ternational stocks, giving the funds an opportunity to take advantage of lower valuations in Asia and continued economic recovery in Europe. Our international exposure is now between 5% and 11%, with the greatest exposure in The One Group Investor Growth Fund. This ongoing approach toward diversification helped limit risk while offering return opportunities from different market segments.

WHAT WERE YOUR KEY STRATEGIES WITHIN THE FIXED INCOME MARKET?
Within the fixed income funds, our efforts centered on maintaining a low-risk profile by keeping durations at or near their average levels. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Instead of making "bets" on interest rate movements by significantly altering duration, we prefer to concentrate on the yield component of total return.

Over the past year, our fund managers focused on select investments in the corporate, asset-backed and mortgage-backed sectors. This allowed the funds to capture the yield advantages that these securities generally offered compared to Treasury securities. At the same time, they focused on maintaining portfolios with good average credit quality.

WHAT IS YOUR OUTLOOK FOR THE FUNDS?
Economic activity is critical to the funds' performance because the economy drives earnings. The current economic expansion, now in its eighth year, is one of the longest in history. Looking ahead to fiscal 1999, we expect U.S. economic growth to remain positive, but to slow down from recent levels. Corporate earnings should continue to grow, but perhaps not at the pace we've seen recently.

We also believe that inflation will remain low, leading to a stable or lower interest rate environment. As such, we believe there will be little opportunity for price volatility to significantly influence bond market returns.

Asia remains the one wild card. An unforeseen depression in any of these countries could spill over and put a squeeze on U.S. growth. We believe that a depression is unlikely, however, because Japan's economic package should provide guidance for the country and establish an outline for deregulation. These moves should bring Japan closer to financial reform and improve the banking system.

Given the extraordinary equity gains of the last several years, it is not realistic to expect this pace to continue. Going forward, we think the equity market will be a bit more selective, which would make individual security selection even more important.

We currently don't anticipate making any significant changes to our asset allocation strategies. But we will continue to monitor the economic climate for inflationary pressures and valuation levels in the financial markets. We also will keep close tabs on the situation in Asia and how events there may affect the funds' investments.

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Senior Managing Director of Equity Securities
Director, Asset Allocation Committee

Please refer to the prospectus and the accompanying financial statements for more information about your Fund.

                       The One Group Investor Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                23.81%        24.49%

                     Measurement Period
                   (Fiscal Year Covered)                      S&P 1500         Lipper Mix       Fiduciary
Value of $10,000 Investment
12/96                                                          $10,000           $10,000         $10,000

6/97                                                           $11,945           $10,680         $11,350

6/98                                                           $15,462           $12,724         $14,053

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  23.44%        23.78%
  Class A*                 17.87%        20.17%

* Reflects 4.50% Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                          S&P 1500         Lipper Mix        Class A*      Class A
Value of $10,000 Investment
12/96                                                          $10,000           $10,000         $ 9,550       $10,000

6/97                                                           $11,945           $10,680         $10,776       $11,284

6/98                                                           $15,462           $12,724         $13,303       $13,929

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  22.52%        23.91%
  Class B**                18.52%        21.61%

** Reflects Applicable Contingent Deferred Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                  S&P 1500        Lipper Mix         Class B**          Class B
Value of $10,000 Investment
12/96                                                 $10,000           $10,000           $10,000            $10,000

6/97                                                  $11,945           $10,680           $11,388            $11,388

6/98                                                  $15,462           $12,724           $13,552            $13,952

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  22.42%        22.42%
  Class C**                21.42%        21.42%

** Reflects Applicable Contingent Deferred Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                 S&P 1500         Lipper Mix         Class C**         Class C
Value of $10,000 Investment
7/97                                                  $10,000           $10,000           $10,000           $10,000

6/98                                                  $12,944           $11,914           $12,141           $12,241

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (75%), the Lipper International Funds Universe (10%), and the Lipper Intermediate US Government Bond Funds Universe (15%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                  The One Group Investor Growth & Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                20.34%        20.40%

                     Measurement Period
                   (Fiscal Year Covered)                       S&P 1500         Lipper Mix        Fiduciary
Value of $10,000 Investment
12/96                                                          $10,000           $10,000           $10,000

6/97                                                           $11,945           $10,535           $11,087

6/98                                                           $15,462           $12,342           $13,342

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  20.18%        20.73%
  Class A*                 14.76%        17.21%

* Reflects 4.50% Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500        Lipper Mix        Class A*       Class A
Value of $10,000 Investment
12/96                                                     $10,000         $10,000           $9,550         $10,000

6/97                                                      $11,945         $10,535          $10,648         $11,150

6/98                                                      $15,462         $12,342          $12,797         $13,399

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  19.13%        19.72%
  Class B**                15.13%        17.38%

** Reflects Applicable Contingent Deferred Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500        Lipper Mix        Class B**      Class B
Value of $10,000 Investment
12/96                                                     $10,000         $10,000           $10,000        $10,000

6/97                                                      $11,945         $10,535           $11,102        $11,102

6/98                                                      $15,462         $12,342           $12,825        $13,225

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  19.08%        19.08%
  Class C**                18.08%        18.08%

** Reflects Applicable Contingent Deferred Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500       Lipper Mix        Class C**      Class C
Value of $10,000 Investment
7/97                                                      $10,000         $10,000           $10,000        $10,000

6/98                                                      $12,944         $11,715           $11,808        $11,908

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth & Income Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (60%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (35%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                      The One Group Investor Balanced Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                17.02%        16.60%

                                                                   Lehman
                                                                  Brothers
                     Measurement Period                         Intermediate
                   (Fiscal Year Covered)                       Aggregate Bond      Lipper Mix        Fiduciary
Value of $10,000 Investment
12/96                                                          $10,000           $10,000           $10,000

6/97                                                           $10,323           $10,390           $10,848

6/98                                                           $11,219           $11,890           $12,694

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  16.62%        16.29%
  Class A*                 11.39%        12.90%

* Reflects 4.50% Sales Charge.

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix         Class A*          Class A
Value of $10,000 Investment
12/96                                                 $10,000           $10,000           $ 9,550           $10,000

6/97                                                  $10,323           $10,390           $10,353           $10,841

6/98                                                  $11,219           $11,890           $12,074           $12,641

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  15.85%        15.67%
  Class B**                11.85%        13.28%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond       Lipper Mix         Class B**          Class B
Value of $10,000 Investment
12/96                                                 $10,000          $10,000            $10,000           $10,000

6/97                                                  $10,323          $10,390            $10,822           $10,822

6/98                                                  $11,219          $11,890            $12,136           $12,536

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  15.66%        15.66%
  Class C**                14.66%        14.66%

** Reflects Applicable Contingent Deferred Sales Charge.






                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix        Class C**          Class C
Value of $10,000 Investment
7/97                                                  $10,000           $10,000           $10,000           $10,000

6/98                                                  $10,868           $11,444           $11,466           $11,566

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Balanced Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (40%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (55%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                The One Group Investor Conservative Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                12.73%        12.15%

                                                                   Lehman
                                                                  Brothers
                     Measurement Period                         Intermediate
                   (Fiscal Year Covered)                       Aggregate Bond      Lipper Mix        Fiduciary
Value of $10,000 Investment
12/96                                                          $10,000           $10,000           $10,000

6/97                                                           $10,323           $10,243           $10,600

6/98                                                           $11,219           $11,444           $11,949

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  12.38%        11.56%
  Class A*                  7.29%        8.31%

* Reflects 4.50% Sales Charge.

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix         Class A*          Class A
Value of $10,000 Investment
12/96                                                 $10,000           $10,000           $ 9,550           $10,000

6/97                                                  $10,323           $10,243           $10,072           $10,546

6/98                                                  $11,219           $11,444           $11,320           $11,852

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  11.53%        10.90%
  Class B**                 7.53%        8.46%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix     Class B**         Class B
Value of $10,000 Investment
12/96                                                 $10,000           $10,000           $10,000           $10,000

6/97                                                  $10,323           $10,243           $10,530           $10,530

6/98                                                  $11,219           $11,444           $11,344           $11,744

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  11.48%        11.48%
  Class C**                10.48%        10.48%

** Reflects Applicable Contingent Deferred Sales Charge.









                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix        Class C**          Class C
Value of $10,000 Investment

7/97                                                  $10,000           $10,000            $10,000          $10,000

6/98                                                  $10,868           $11,172            $11,048          $11,148

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Conservative Growth Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (20%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (75%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
-------   ---------------------------------------  --------
INVESTMENT COMPANIES (98.4%):
 1,853    The One Group Disciplined Value Fund
            Fiduciary Class......................  $ 31,315
   840    The One Group Government Bond Fund
            Fiduciary Class......................     8,489
 1,473    The One Group Growth Opportunities Fund
            Fiduciary Class......................    33,163
   890    The One Group Income Bond Fund
            Fiduciary Class......................     8,464
   417    The One Group Intermediate Bond Fund
            Fiduciary Class......................     4,219
 1,352    The One Group International Equity
            Index Fund Fiduciary Class...........    24,301
 1,437    The One Group Large Company Growth Fund
            Fiduciary Class......................    32,631

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
-------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
 1,812    The One Group Large Company Value Fund
            Fiduciary Class......................  $ 30,264
   402    The One Group Limited Volatility Fund
            Fiduciary Class......................     4,223
   614    The One Group Prime Money Market Fund
            Fiduciary Class......................       614
   688    The One Group Small Capitalization Fund
            Fiduciary Class......................     8,296
 2,315    The One Group Value Growth Fund
            Fiduciary Class......................    31,278
                                                   --------
    Total Investment Companies                      217,257
                                                   --------
Total (Cost $199,115) (a)                          $217,257
                                                   ========

------------

Percentages indicated are based on net assets of $220,699.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $103. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $18,727
                   Unrealized depreciation......................     (688)
                                                                  -------
                   Net unrealized appreciation..................  $18,039
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
-------   ---------------------------------------  --------
INVESTMENT COMPANIES (98.6%):
 1,426    The One Group Disciplined Value Fund
            Fiduciary Class......................  $ 24,091
 2,202    The One Group Government Bond Fund
            Fiduciary Class......................    22,263
 1,133    The One Group Growth Opportunities Fund
            Fiduciary Class......................    25,514
 2,334    The One Group Income Bond Fund
            Fiduciary Class......................    22,199
 1,311    The One Group Intermediate Bond Fund
            Fiduciary Class......................    13,269
 1,161    The One Group International Equity
            Index Fund Fiduciary Class...........    20,855
 1,184    The One Group Large Company Growth Fund
            Fiduciary Class......................    26,899

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
-------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
 1,494    The One Group Large Company Value Fund
            Fiduciary Class......................  $ 24,945
   843    The One Group Limited Volatility Fund
            Fiduciary Class......................     8,861
   718    The One Group Prime Money Market Fund
            Fiduciary Class......................       718
   361    The One Group Small Capitalization Fund
            Fiduciary Class......................     4,351
   449    The One Group Ultra Short-Term Income
            Fund Fiduciary Class.................     4,430
 2,082    The One Group Value Growth Fund
            Fiduciary Class......................    28,127
                                                   --------
    Total Investment Companies                      226,522
                                                   --------
Total (Cost $208,652) (a)                          $226,522
                                                   ========

------------

Percentages indicated are based on net assets of $229,831.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $380. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $17,785
                   Unrealized depreciation......................     (295)
                                                                  -------
                   Net unrealized appreciation..................  $17,490
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
-------   ---------------------------------------  --------
INVESTMENT COMPANIES (97.8%):
   800    The One Group Disciplined Value Fund
            Fiduciary Class......................  $ 13,523
 3,302    The One Group Government Bond Fund
            Fiduciary Class......................    33,384
   636    The One Group Growth Opportunities Fund
            Fiduciary Class......................    14,321
 3,294    The One Group Income Bond Fund
            Fiduciary Class......................    31,328
 1,734    The One Group Intermediate Bond Fund
            Fiduciary Class......................    17,544
   796    The One Group International Equity
            Index Fund Fiduciary Class...........    14,306
   760    The One Group Large Company Growth Fund
            Fiduciary Class......................    17,256

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
-------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
   958    The One Group Large Company Value Fund
            Fiduciary Class......................  $ 16,002
 1,116    The One Group Limited Volatility Fund
            Fiduciary Class......................    11,724
   956    The One Group Prime Money Market Fund
            Fiduciary Class......................       956
   792    The One Group Ultra Short-Term Income
            Fund Fiduciary Class.................     7,816
 1,530    The One Group Value Growth Fund
            Fiduciary Class......................    20,675
                                                   --------
   Total Investment Companies                       198,835
                                                   --------
Total (Cost $184,322) (a)                          $198,835
                                                   ========

------------

Percentages indicated are based on net assets of $203,278.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $175. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $14,522
                   Unrealized depreciation......................     (184)
                                                                  -------
                   Net unrealized appreciation..................  $14,338
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

                                                    MARKET
SHARES              SECURITY DESCRIPTION             VALUE
-------   ----------------------------------------  -------
INVESTMENT COMPANIES (99.2%):
    99    The One Group Disciplined Value Fund
            Fiduciary Class.......................  $ 1,666
 2,093    The One Group Government Bond Fund
            Fiduciary Class.......................   21,164
    78    The One Group Growth Opportunities Fund
            Fiduciary Class.......................    1,764
 1,864    The One Group Income Bond Fund Fiduciary
            Class.................................   17,726
   146    The One Group Income Equity Fund
            Fiduciary Class.......................    3,516
 1,080    The One Group Intermediate Bond Fund
            Fiduciary Class.......................   10,934
   245    The One Group International Equity Index
            Fund Fiduciary Class..................    4,405

                                                    MARKET
SHARES              SECURITY DESCRIPTION             VALUE
-------   ----------------------------------------  -------
INVESTMENT COMPANIES, CONTINUED:
   205    The One Group Large Company Growth Fund
            Fiduciary Class.......................  $ 4,649
   258    The One Group Large Company Value Fund
            Fiduciary Class.......................    4,311
   641    The One Group Limited Volatility Fund
            Fiduciary Class.......................    6,739
 1,686    The One Group Prime Money Market Fund
            Fiduciary Class.......................    1,686
   341    The One Group Ultra Short-Term Income
            Fund Fiduciary Class..................    3,369
   264    The One Group Value Growth Fund
            Fiduciary Class.......................    3,565
                                                    -------
    Total Investment Companies                       85,494
                                                    -------
Total (Cost $82,599) (a)                            $85,494
                                                    =======

------------

Percentages indicated are based on net assets of $86,167.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $74. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $2,906
                   Unrealized depreciation......................     (85)
                                                                  ------
                   Net unrealized appreciation..................  $2,821
                                                                  ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1998
(Amounts in Thousands, except per share amounts)

                                                                         INVESTOR                 INVESTOR
                                                              INVESTOR   GROWTH &    INVESTOR   CONSERVATIVE
                                                               GROWTH     INCOME     BALANCED      GROWTH
                                                                FUND       FUND        FUND         FUND
                                                              --------   ---------   --------   ------------
ASSETS:
Investments, at value (cost $199,115; $208,652; $184,322;
  and $82,599, respectively)................................  $217,257   $226,522    $198,835     $85,494
Cash........................................................     1,265        819      2,113          357
Dividends receivable........................................       188        400        535          306
Receivable from brokers for investments sold................     1,500      1,500      1,000           --
Receivable for capital shares issued........................       735      1,099      1,472          385
Receivable from advisor.....................................        31          9         --           26
Prepaid expenses and other assets...........................         1          1          1            7
                                                              --------   --------    --------     -------
TOTAL ASSETS................................................   220,977    230,350    203,956       86,575
                                                              --------   --------    --------     -------
LIABILITIES:
Dividends payable...........................................        84        300        463          272
Payable for capital shares redeemed.........................        42         33         55           42
Accrued expenses and other payables:
    Investment advisory fees................................         9          9          8           --
    12b-1 fees..............................................        70         78         64           36
    Other...................................................        73         99         88           58
                                                              --------   --------    --------     -------
TOTAL LIABILITIES...........................................       278        519        678          408
                                                              --------   --------    --------     -------
NET ASSETS:
Capital.....................................................   197,904    207,764    185,728       82,826
Undistributed (distributions in excess of) net investment
  income....................................................     2,138      2,062      1,413          180
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................     2,515      2,135      1,624          266
Net unrealized appreciation (depreciation) from
  investments...............................................    18,142     17,870     14,513        2,895
                                                              --------   --------    --------     -------
NET ASSETS..................................................  $220,699   $229,831    $203,278     $86,167
                                                              ========   ========    ========     =======
NET ASSETS:
    Fiduciary...............................................  $ 86,355   $ 98,060    $93,557      $30,352
    Class A.................................................    55,057     39,874     32,605       12,538
    Class B.................................................    70,515     85,468     70,463       39,489
    Class C.................................................     8,772      6,429      6,653        3,788
                                                              --------   --------    --------     -------
Total.......................................................  $220,699   $229,831    $203,278     $86,167
                                                              ========   ========    ========     =======
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Fiduciary...............................................     6,451      7,802      7,925        2,745
    Class A.................................................     4,130      3,143      2,755        1,136
    Class B.................................................     5,237      6,761      5,963        3,575
    Class C.................................................       658        513        565          343
                                                              --------   --------    --------     -------
Total.......................................................    16,476     18,219     17,208        7,799
                                                              ========   ========    ========     =======
Net Asset Value:
    Fiduciary Offering and redemption price per share.......  $  13.39   $  12.57    $ 11.81      $ 11.06
                                                              ========   ========    ========     =======
    Class A Redemption price per share......................  $  13.33   $  12.69    $ 11.83      $ 11.04
                                                              ========   ========    ========     =======
        Maximum sales charge................................      4.50%      4.50%      4.50%        4.50%
                                                              ========   ========    ========     =======
        Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to
          nearest cent).....................................  $  13.96   $  13.29    $ 12.39      $ 11.56
                                                              ========   ========    ========     =======
    Class B Offering price per share (a)....................  $  13.47   $  12.64    $ 11.82      $ 11.05
                                                              ========   ========    ========     =======
    Class C Offering price per share (a)....................  $  13.34   $  12.54    $ 11.77      $ 11.03
                                                              ========   ========    ========     =======

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998
(Amounts in Thousands)

                                                                                               INVESTOR
                                              INVESTOR     INVESTOR GROWTH     INVESTOR      CONSERVATIVE
                                             GROWTH FUND    & INCOME FUND    BALANCED FUND   GROWTH FUND
                                             -----------   ---------------   -------------   ------------
INVESTMENT INCOME:
Distribution income........................    $ 1,410         $ 3,175          $ 4,519         $2,126
                                               -------         -------          -------         ------
EXPENSES:
Investment advisory fees...................         57              67               65             23
Administration fees........................        114             134              129             46
12b-1 fees (Class A).......................         78              64               45             18
12b-1 fees (Class B).......................        327             391              297            162
12b-1 fees (Class C).......................         41              24               27             19
Custodian and accounting fees..............         11              12               10             16
Legal and audit fees.......................          6               7                6              4
Trustees' fees and expenses................          1               2                2              1
Transfer agent fees........................        126             105               80             68
Registration and filing fees...............         69              86               90             69
Printing costs.............................         19              26               24              9
Other......................................          4               4                3              2
                                               -------         -------          -------         ------
Total expenses before waivers..............        853             922              778            437
Less waivers and reimbursements............       (202)           (193)            (163)          (151)
                                               -------         -------          -------         ------
Net Expenses...............................        651             729              615            286
                                               -------         -------          -------         ------
Net Investment Income......................        759           2,446            3,904          1,840
                                               -------         -------          -------         ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions.............................      7,240           6,961            5,351            808
Net change in unrealized appreciation
  (depreciation) from investments..........     14,046          14,037           10,033          2,434
                                               -------         -------          -------         ------
Net realized/unrealized gains (losses) from
  investments..............................     21,286          20,998           15,384          3,242
                                               -------         -------          -------         ------
Change in net assets resulting from
  operations...............................    $22,045         $23,444          $19,288         $5,082
                                               =======         =======          =======         ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                               INVESTOR               INVESTOR GROWTH
                                                              GROWTH FUND              & INCOME FUND
                                                        -----------------------   -----------------------
                                                          YEAR     DECEMBER 10,     YEAR     DECEMBER 10,
                                                         ENDED     1996 THROUGH    ENDED     1996 THROUGH
                                                        JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                          1998       1997(a)        1998       1997(a)
                                                        --------   ------------   --------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................  $    759     $   256      $  2,446     $   556
    Net realized gains (losses).......................     7,240         (59)        6,961         (87)
    Net change in unrealized appreciation
       (depreciation) from investments................    14,046       4,096        14,037       3,833
                                                        --------     -------      --------     -------
Change in net assets resulting from operations........    22,045       4,293        23,444       4,302
                                                        --------     -------      --------     -------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income........................      (544)       (227)       (1,586)       (494)
    From net realized gains...........................    (1,180)         --        (1,513)         --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................      (172)        (14)         (357)        (24)
    From net realized gains...........................      (471)         --          (348)         --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................       (38)        (15)         (472)        (38)
    From net realized gains...........................      (776)         --          (761)         --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income........................        (5)         --           (31)         --
    From net realized gains...........................      (101)         --           (55)         --
                                                        --------     -------      --------     -------
Change in net assets from shareholder distributions...    (3,287)       (256)       (5,123)       (556)
                                                        --------     -------      --------     -------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................   165,696      41,705       177,644      58,244
    Proceeds from shares issued in conversion.........    10,702          --        12,936          --
    Dividends reinvested..............................     2,757          25         3,682          49
    Cost of shares redeemed...........................   (20,622)     (2,359)      (39,570)     (5,221)
                                                        --------     -------      --------     -------
Change in net assets from share transactions..........   158,533      39,371       154,692      53,072
                                                        --------     -------      --------     -------
Change in net assets..................................   177,291      43,408       173,013      56,818
NET ASSETS:
    Beginning of period...............................    43,408          --        56,818          --
                                                        --------     -------      --------     -------
    End of period.....................................  $220,699     $43,408      $229,831     $56,818
                                                        ========     =======      ========     =======
SHARE TRANSACTIONS:
    Issued............................................    13,101       4,079        14,884       5,697
    Issued in conversion..............................       922          --         1,150          --
    Reinvested........................................       232           3           319           4
    Redeemed..........................................    (1,634)       (227)       (3,325)       (510)
                                                        --------     -------      --------     -------
Change in shares......................................    12,621       3,855        13,028       5,191
                                                        ========     =======      ========     =======

------------

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                INVESTOR            INVESTOR CONSERVATIVE
                                                              BALANCED FUND              GROWTH FUND
                                                         -----------------------   -----------------------
                                                           YEAR     DECEMBER 10,     YEAR     DECEMBER 10,
                                                          ENDED     1996 THROUGH    ENDED     1996 THROUGH
                                                         JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                           1998       1997(a)        1998       1997(a)
                                                         --------   ------------   --------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income..............................  $  3,904     $ 1,187      $ 1,840      $   333
    Net realized gains (losses)........................     5,351         (67)         808            9
    Net change in unrealized appreciation
       (depreciation) from investments.................    10,033       4,480        2,434          461
                                                         --------     -------      -------      -------
Change in net assets resulting from operations.........    19,288       5,600        5,082          803
                                                         --------     -------      -------      -------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income.........................    (2,708)     (1,132)        (980)        (296)
    From net realized gains............................    (1,584)         --         (205)          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.........................      (414)        (15)        (215)         (14)
    From net realized gains............................      (185)         --          (29)          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income.........................      (717)        (40)        (572)         (23)
    From net realized gains............................      (441)         --         (120)          --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income.........................       (65)         --          (67)          --
    From net realized gains............................       (37)         --          (17)          --
                                                         --------     -------      -------      -------
Change in net assets from shareholder distributions....    (6,151)     (1,187)      (2,211)        (333)
                                                         --------     -------      -------      -------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued........................   130,231      78,898       71,233       21,496
    Proceeds from shares issued in conversion..........     6,532          --          707           --
    Dividends reinvested...............................     3,506          49        1,170           41
    Cost of shares redeemed............................   (30,131)     (3,357)      (8,767)      (3,054)
                                                         --------     -------      -------      -------
Change in net assets from share transactions...........   110,138      75,590       64,343       18,483
                                                         --------     -------      -------      -------
Change in net assets...................................   123,275      80,003       67,214       18,953
NET ASSETS:
    Beginning of period................................    80,003          --       18,953           --
                                                         --------     -------      -------      -------
    End of period......................................  $203,278     $80,003      $86,167      $18,953
                                                         ========     =======      =======      =======
SHARE TRANSACTIONS:
    Issued.............................................    11,443       7,850        6,600        2,132
    Issued in conversion...............................       600          --           67           --
    Reinvested.........................................       315           5          109            5
    Redeemed...........................................    (2,677)       (328)        (811)        (303)
                                                         --------     -------      -------      -------
Change in shares.......................................     9,681       7,527        5,965        1,834
                                                         ========     =======      =======      =======

------------

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Balanced Fund and the Investor Conservative Growth Fund (individually a "Fund", collectively the "Funds") only.

   The Funds' investment objectives are as follows:

                    FUND                                              OBJECTIVE
                    ----                                              ---------
      Investor Growth Fund                    Long-term capital appreciation by investing primarily in
                                               a diversified group of The One Group mutual funds which
                                               invest primarily in equity securities.

      Investor Growth & Income Fund           Long-term capital appreciation and growth of income by
                                               investing primarily in a diversified group of The One
                                               Group mutual funds which invest primarily in equity
                                               securities.

      Investor Balanced Fund                  High total return consistent with the preservation of
                                               capital by investing primarily in a diversified group of
                                               The One Group mutual funds which invest primarily in
                                               equity and fixed income securities.

      Investor Conservative Growth Fund       Income and capital appreciation by investing primarily in
                                               a diversified group of The One Group mutual funds which
                                               invest primarily in equity and fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Investments in The One Group mutual funds (the "Underlying Funds") are
       valued   at the closing net asset value per share of each Underlying
       Fund on the day of valuation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, will be reclassified to additional paid-in capital.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary Class, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active Funds. The Funds are each authorized to issue Fiduciary Class, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ended June 30, 1998 and 1997:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

                                                                                               INVESTOR
                                                                     INVESTOR                  GROWTH &
                                                                    GROWTH FUND               INCOME FUND
                                                              -----------------------   -----------------------
                                                                YEAR     DECEMBER 10,     YEAR     DECEMBER 10,
                                                               ENDED     1996 THROUGH    ENDED     1996 THROUGH
                                                              JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                                1998       1997(a)        1998       1997(a)
                                                              --------   ------------   --------   ------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................  $47,160      $30,381      $61,976      $45,181
  Proceeds from shares issued in conversion.................   10,702           --       12,936           --
  Dividends reinvested......................................    1,220           11        1,780           13
  Cost of shares redeemed...................................  (13,523)      (2,252)     (32,898)      (4,561)
                                                              -------      -------      -------      -------
  Change in net assets from Fiduciary Share transactions....  $45,559      $28,140      $43,794      $40,633
                                                              =======      =======      =======      =======
CLASS A SHARES:
  Proceeds from shares issued...............................  $50,360      $ 4,125      $35,814      $ 4,604
  Dividends reinvested......................................      621            7          653           14
  Cost of shares redeemed...................................   (3,719)         (19)      (3,170)        (606)
                                                              -------      -------      -------      -------
  Change in net assets from Class A Share transactions......  $47,262      $ 4,113      $33,297      $ 4,012
                                                              =======      =======      =======      =======
CLASS B SHARES:
  Proceeds from shares issued...............................  $59,863      $ 7,199      $73,655      $ 8,459
  Dividends reinvested......................................      810            7        1,171           22
  Cost of shares redeemed...................................   (3,085)         (88)      (3,333)         (54)
                                                              -------      -------      -------      -------
  Change in net assets from Class B Share transactions......  $57,588      $ 7,118      $71,493      $ 8,427
                                                              =======      =======      =======      =======
CLASS C SHARES (b):
  Proceeds from shares issued...............................  $ 8,313                   $ 6,199
  Dividends reinvested......................................      106                        78
  Cost of shares redeemed...................................     (295)                     (169)
                                                              -------                   -------
  Change in net assets from Class C Share transactions......  $ 8,124                   $ 6,108
                                                              =======                   =======
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................    3,722        3,000        5,278        4,443
  Issued in conversion......................................      922           --        1,150           --
  Reinvested................................................      103            1          155            1
  Redeemed..................................................   (1,080)        (217)      (2,777)        (448)
                                                              -------      -------      -------      -------
  Change in Fiduciary Shares................................    3,667        2,784        3,806        3,996
                                                              =======      =======      =======      =======
CLASS A SHARES:
  Issued....................................................    3,973          397        2,960          443
  Reinvested................................................       52            1           56            1
  Redeemed..................................................     (291)          (2)        (260)         (57)
                                                              -------      -------      -------      -------
  Change in Class A Shares..................................    3,734          396        2,756          387
                                                              =======      =======      =======      =======
CLASS B SHARES:
  Issued....................................................    4,734          682        6,126          811
  Reinvested................................................       68            1          101            2
  Redeemed..................................................     (240)          (8)        (274)          (5)
                                                              -------      -------      -------      -------
  Change in Class B Shares..................................    4,562          675        5,953          808
                                                              =======      =======      =======      =======
CLASS C SHARES (b):
  Issued....................................................      672                       520
  Reinvested................................................        9                         7
  Redeemed..................................................      (23)                      (14)
                                                              -------                   -------
  Change in Class C Shares..................................      658                       513
                                                              =======                   =======

------------

(a) Period from commencement of operations.

(b) Class C shares commenced operations on July 1, 1997.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

                                                                                               INVESTOR
                                                                     INVESTOR                CONSERVATIVE
                                                                   BALANCED FUND              GROWTH FUND
                                                              -----------------------   -----------------------
                                                                YEAR     DECEMBER 10,     YEAR     DECEMBER 10,
                                                               ENDED     1996 THROUGH    ENDED     1996 THROUGH
                                                              JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                                1998       1997(a)        1998       1997(a)
                                                              --------   ------------   --------   ------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................  $29,880      $71,345      $18,972      $17,645
  Proceeds from shares issued in conversion.................    6,532           --          707           --
  Dividends reinvested......................................    1,866           15          338           18
  Cost of shares redeemed...................................  (25,609)      (3,309)      (6,167)      (2,999)
                                                              --------     -------      -------      -------
  Change in net assets from Fiduciary Share transactions....  $12,669      $68,051      $13,850      $14,664
                                                              ========     =======      =======      =======
CLASS A SHARES:
  Proceeds from shares issued...............................  $30,496      $ 2,092      $11,834      $ 1,283
  Dividends reinvested......................................      518            9          192            8
  Cost of shares redeemed...................................   (1,837)          --       (1,084)         (29)
                                                              --------     -------      -------      -------
  Change in net assets from Class A Share transactions......  $29,177      $ 2,101      $10,942      $ 1,262
                                                              ========     =======      =======      =======
CLASS B SHARES:
  Proceeds from shares issued...............................  $63,523      $ 5,461      $36,712      $ 2,568
  Dividends reinvested......................................    1,034           25          571           15
  Cost of shares redeemed...................................   (2,638)         (48)      (1,395)         (26)
                                                              --------     -------      -------      -------
  Change in net assets from Class B Share transactions......  $61,919      $ 5,438      $35,888      $ 2,557
                                                              ========     =======      =======      =======
CLASS C SHARES (b):
  Proceeds from shares issued...............................  $ 6,332                   $ 3,715
  Dividends reinvested......................................       88                        69
  Cost of shares redeemed...................................      (47)                     (121)
                                                              --------                  -------
  Change in net assets from Class C Share transactions......  $ 6,373                   $ 3,663
                                                              ========                  =======
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................    2,648        7,112        1,763        1,750
  Issued in conversion......................................      600           --           67           --
  Reinvested................................................      169            2           32            2
  Redeemed..................................................   (2,282)        (324)        (572)        (297)
                                                              --------     -------      -------      -------
  Change in Fiduciary Shares................................    1,135        6,790        1,290        1,455
                                                              ========     =======      =======      =======
CLASS A SHARES:
  Issued....................................................    2,665          203        1,092          128
  Reinvested................................................       46            1           18            1
  Redeemed..................................................     (160)          --         (100)          (3)
                                                              --------     -------      -------      -------
  Change in Class A Shares..................................    2,551          204        1,010          126
                                                              ========     =======      =======      =======
CLASS B SHARES:
  Issued....................................................    5,569          535        3,397          254
  Reinvested................................................       92            2           53            2
  Redeemed..................................................     (231)          (4)        (128)          (3)
                                                              --------     -------      -------      -------
  Change in Class B Shares..................................    5,430          533        3,322          253
                                                              ========     =======      =======      =======
CLASS C SHARES (b):
  Issued....................................................      561                       348
  Reinvested................................................        8                         6
  Redeemed..................................................       (4)                      (11)
                                                              --------                  -------
  Change in Class C Shares..................................      565                       343
                                                              ========                  =======

------------

(a) Period from commencement of operations.

(b) Class C Shares commenced operations on July 1, 1997.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average net assets of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Balanced Fund and the Investor Conservative Growth Fund, respectively.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when Fund assets exceed $1 billion. The Advisor also serves as sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the year ended June 30, 1998, the Distributor received $11,735,166 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which, the Distributor re-allowed $11,715,655 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the year ended June 30, 1998, fees in the following amounts were waived and reimbursed from the funds (amounts in thousands):

                                           INVESTMENT                       12B-1 FEES       FEES
                                          ADVISORY FEES   ADMINISTRATION      WAIVED     REIMBURSED BY
                                             WAIVED         FEES WAIVED      CLASS A        ADVISOR
                                          -------------   ---------------   ----------   -------------
   Investor Growth Fund.................       $22             $114            $22            $44
   Investor Growth & Income Fund........        18              134             18             23
   Investor Balanced Fund...............        12              129             13              9
   Investor Conservative Growth Fund....        19               46              5             81

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the year ended June 30, 1998 were as follows (amounts in thousands):

                                                         PURCHASES    SALES
                                                         ---------   -------
Investor Growth Fund...................................  $153,667    $ 4,603
Investor Growth & Income Fund..........................   171,063     15,032
Investor Balanced Fund.................................   120,907     12,386
Investor Conservative Growth Fund......................    64,328      1,447

6. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997 the net assets of certain common trust funds managed by the Advisor were exchanged for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                 NET ASSET
                                                          SHARES   NET ASSETS    VALUE PER      UNREALIZED
                                                          ISSUED   CONVERTED    SHARE ISSUED   APPRECIATION
                                                          ------   ----------   ------------   ------------
   Investor Growth Fund.................................     922    $10,702        $11.61          $--
   Investor Growth & Income Fund........................   1,150     12,936         11.25           --
   Investor Balanced Fund...............................     600      6,532         10.89           --
   Investor Conservative Growth Fund....................      67        707         10.56           --

7. FEDERAL TAX INFORMATION (UNAUDITED):

   The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 1998 (amounts in thousands):

                                                           20%      28%
                          FUND                            AMOUNT   AMOUNT
                          ----                            ------   ------
Investor Growth Fund....................................   $196    $1,246
Investor Growth & Income Fund...........................    204     1,307
Investor Balanced Fund..................................    167     1,008
Investor Conservative Growth Fund.......................     32       189

   ELIGIBLE DISTRIBUTIONS:

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

                            FUND                                AMOUNT
                            ----                              ----------
Investor Growth Fund........................................    20.66%
Investor Growth & Income Fund...............................    14.84%
Investor Balanced Fund......................................    10.65%
Investor Conservative Growth Fund...........................     7.14%

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR
                                                                        GROWTH
                                                                         FUND
                                                                -----------------------
                                                                       FIDUCIARY
                                                                -----------------------
                                                                  YEAR     DECEMBER 10,
                                                                 ENDED     1996 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1998       1997(a)
                                                                --------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 11.25      $ 10.00
                                                                -------      -------
Investment Activities
  Net investment income.....................................       0.12         0.09
  Net realized and unrealized gains (losses) from
     investments............................................       2.49         1.25
                                                                -------      -------
     Total from Investment Activities.......................       2.61         1.34
                                                                -------      -------
Distributions
  Net investment income.....................................      (0.12)       (0.09)
  Net realized gains........................................      (0.35)          --
                                                                -------      -------
     Total Distributions....................................      (0.47)       (0.09)
                                                                -------      -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 13.39      $ 11.25
                                                                =======      =======
Total Return................................................      23.81%       13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $86,355      $31,318
  Ratio of expenses to average net assets...................       0.20%        0.20%(c)
  Ratio of net investment income to average net assets......       1.04%        1.70%(c)
  Ratio of expenses to average net assets*..................       0.36%        0.77%(c)
  Ratio of net investment income to average net assets*.....       0.88%        1.13%(c)
  Portfolio turnover (d)....................................       4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR
                                                                        GROWTH
                                                                         FUND
                                                                -----------------------
                                                                        CLASS A
                                                                -----------------------
                                                                  YEAR     DECEMBER 10,
                                                                 ENDED     1996 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1998       1997(a)
                                                                --------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 11.21       $10.00
                                                                -------       ------
Investment Activities
  Net investment income.....................................       0.10         0.07
  Net realized and unrealized gains (losses) from
     investments............................................       2.47         1.21
                                                                -------       ------
     Total from Investment Activities.......................       2.57         1.28
                                                                -------       ------
Distributions
  Net investment income.....................................      (0.10)       (0.07)
  Net realized gains........................................      (0.35)          --
                                                                -------       ------
     Total Distributions....................................      (0.45)       (0.07)
                                                                -------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 13.33       $11.21
                                                                =======       ======
Total Return (Excludes Sales Charge)........................      23.44%       12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $55,057       $4,439
  Ratio of expenses to average net assets...................       0.45%        0.46%(c)
  Ratio of net investment income to average net assets......       0.78%        1.82%(c)
  Ratio of expenses to average net assets*..................       0.70%        1.62%(c)
  Ratio of net investment income to average net assets*.....       0.53%        0.66%(c)
  Portfolio turnover (d)....................................       4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR
                                                                        GROWTH
                                                                         FUND
                                                                -----------------------
                                                                        CLASS B
                                                                -----------------------
                                                                  YEAR     DECEMBER 10,
                                                                 ENDED     1996 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1998       1997(a)
                                                                --------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 11.34       $10.00
                                                                -------       ------
Investment Activities
  Net investment income.....................................       0.02         0.04
  Net realized and unrealized gains (losses) from
     investments............................................       2.48         1.34
                                                                -------       ------
     Total from Investment Activities.......................       2.50         1.38
                                                                -------       ------
Distributions
  Net investment income.....................................      (0.02)       (0.04)
  Net realized gains........................................      (0.35)          --
                                                                -------       ------
     Total Distributions....................................      (0.37)       (0.04)
                                                                -------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 13.47       $11.34
                                                                =======       ======
Total Return (Excludes Sales Charge)........................      22.52%       13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $70,515       $7,651
  Ratio of expenses to average net assets...................       1.20%        1.20%(c)
  Ratio of net investment income to average net assets......       0.04%        0.97%(c)
  Ratio of expenses to average net assets*..................       1.35%        2.18%(c)
  Ratio of net investment income to average net assets*.....      (0.11%)      (0.01%)(c)
  Portfolio turnover (d)....................................       4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INVESTOR
                                                                 GROWTH
                                                                  FUND
                                                                --------
                                                                CLASS C
                                                                --------
                                                                  YEAR
                                                                 ENDED
                                                                JUNE 30,
                                                                1998(a)
                                                                --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $11.25
                                                                 ------
Investment Activities
  Net investment income.....................................       0.02
  Net realized and unrealized gains (losses) from
     investments............................................       2.45
                                                                 ------
     Total from Investment Activities.......................       2.47
                                                                 ------
Distributions
  Net investment income.....................................      (0.03)
  Net realized gains........................................      (0.35)
                                                                 ------
     Total Distributions....................................      (0.38)
                                                                 ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $13.34
                                                                 ======
Total Return (Excludes Sales Charge)........................      22.42%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................     $8,772
  Ratio of expenses to average net assets...................       1.20%
  Ratio of net investment income to average net assets......       0.04%
  Ratio of expenses to average net assets*..................       1.35%
  Ratio of net investment income to average net assets*.....      (0.11%)
  Portfolio turnover (b)....................................       4.05%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on July 1, 1997.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR
                                                                        GROWTH
                                                                       & INCOME
                                                                         FUND
                                                                -----------------------
                                                                       FIDUCIARY
                                                                -----------------------
                                                                  YEAR     DECEMBER 10,
                                                                 ENDED     1996 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1998       1997(a)
                                                                --------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.93      $ 10.00
                                                                -------      -------
Investment Activities
  Net investment income.....................................       0.25         0.15
  Net realized and unrealized gains (losses) from
     investments............................................       1.92         0.93
                                                                -------      -------
     Total from Investment Activities.......................       2.17         1.08
                                                                -------      -------
Distributions
  Net investment income.....................................      (0.25)       (0.15)
  Net realized gains........................................      (0.28)          --
                                                                -------      -------
     Total Distributions....................................      (0.53)       (0.15)
                                                                -------      -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 12.57      $ 10.93
                                                                =======      =======
Total Return................................................      20.34%       10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $98,060      $43,660
  Ratio of expenses to average net assets...................       0.20%        0.20%(c)
  Ratio of net investment income to average net assets......       2.17%        2.78%(c)
  Ratio of expenses to average net assets*..................       0.34%        0.66%(c)
  Ratio of net investment income to average net assets*.....       2.03%        2.32%(c)
  Portfolio turnover (d)....................................      11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR
                                                                        GROWTH
                                                                       & INCOME
                                                                         FUND
                                                                -----------------------
                                                                        CLASS A
                                                                -----------------------
                                                                  YEAR     DECEMBER 10,
                                                                 ENDED     1996 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1998       1997(a)
                                                                --------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 11.02       $10.00
                                                                -------       ------
Investment Activities
  Net investment income.....................................       0.22         0.12
  Net realized and unrealized gains (losses) from
     investments............................................       1.95         1.02
                                                                -------       ------
     Total from Investment Activities.......................       2.17         1.14
                                                                -------       ------
Distributions
  Net investment income.....................................      (0.22)       (0.12)
  Net realized gains........................................      (0.28)          --
                                                                -------       ------
     Total Distributions....................................      (0.50)       (0.12)
                                                                -------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 12.69       $11.02
                                                                =======       ======
Total Return (Excludes Sales Charge)........................      20.18%       11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $39,874       $4,262
  Ratio of expenses to average net assets...................       0.45%        0.46%(c)
  Ratio of net investment income to average net assets......       1.91%        2.67%(c)
  Ratio of expenses to average net assets*..................       0.67%        1.26%(c)
  Ratio of net investment income to average net assets*.....       1.69%        1.87%(c)
  Portfolio turnover (d)....................................      11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR
                                                                        GROWTH
                                                                       & INCOME
                                                                         FUND
                                                                -----------------------
                                                                        CLASS B
                                                                -----------------------
                                                                  YEAR     DECEMBER 10,
                                                                 ENDED     1996 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1998       1997(a)
                                                                --------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 11.00       $10.00
                                                                -------       ------
Investment Activities
  Net investment income.....................................       0.14         0.09
  Net realized and unrealized gains (losses) from
     investments............................................       1.92         1.00
                                                                -------       ------
     Total from Investment Activities.......................       2.06         1.09
                                                                -------       ------
Distributions
  Net investment income.....................................      (0.14)       (0.09)
  Net realized gains........................................      (0.28)          --
                                                                -------       ------
     Total Distributions....................................      (0.42)       (0.09)
                                                                -------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 12.64       $11.00
                                                                =======       ======
Total Return (Excludes Sales Charge)........................      19.13%       11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $85,468       $8,896
  Ratio of expenses to average net assets...................       1.20%        1.21%(c)
  Ratio of net investment income to average net assets......       1.15%        1.94%(c)
  Ratio of expenses to average net assets*..................       1.32%        1.89%(c)
  Ratio of net investment income to average net assets*.....       1.03%        1.26%(c)
  Portfolio turnover (d)....................................      11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INVESTOR
                                                                 GROWTH
                                                                & INCOME
                                                                  FUND
                                                                --------
                                                                CLASS C
                                                                --------
                                                                  YEAR
                                                                 ENDED
                                                                JUNE 30,
                                                                1998(a)
                                                                --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $10.93
                                                                 ------
Investment Activities
  Net investment income.....................................       0.14
  Net realized and unrealized gains (losses) from
     investments............................................       1.90
                                                                 ------
     Total from Investment Activities.......................       2.04
                                                                 ------
Distributions
  Net investment income.....................................      (0.15)
  Net realized gains........................................      (0.28)
                                                                 ------
     Total Distributions....................................      (0.43)
                                                                 ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $12.54
                                                                 ======
Total Return (Excludes Sales Charge)........................      19.08%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................     $6,429
  Ratio of expenses to average net assets...................       1.20%
  Ratio of net investment income to average net assets......       1.14%
  Ratio of expenses to average net assets*..................       1.31%
  Ratio of net investment income to average net assets*.....       1.03%
  Portfolio turnover (b)....................................      11.38%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on July 1, 1997.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR
                                                                        BALANCED
                                                                          FUND
                                                                ------------------------
                                                                       FIDUCIARY
                                                                ------------------------
                                                                  YEAR      DECEMBER 10,
                                                                 ENDED      1996 THROUGH
                                                                JUNE 30,      JUNE 30,
                                                                  1998        1997(a)
                                                                --------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.63       $ 10.00
                                                                -------       -------
Investment Activities
  Net investment income.....................................       0.37          0.21
  Net realized and unrealized gains (losses) from
     investments............................................       1.39          0.63
                                                                -------       -------
     Total from Investment Activities.......................       1.76          0.84
                                                                -------       -------
Distributions
  Net investment income.....................................      (0.36)        (0.21)
  Net realized gains........................................      (0.22)           --
                                                                -------       -------
     Total Distributions....................................      (0.58)        (0.21)
                                                                -------       -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 11.81       $ 10.63
                                                                =======       =======
Total Return................................................      17.02%         8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $93,557       $72,155
  Ratio of expenses to average net assets...................       0.20%         0.20%(c)
  Ratio of net investment income to average net assets......       3.31%         3.84%(c)
  Ratio of expenses to average net assets*..................       0.32%         0.56%(c)
  Ratio of net investment income to average net assets*.....       3.19%         3.48%(c)
  Portfolio turnover (d)....................................       9.71%        12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR
                                                                        BALANCED
                                                                          FUND
                                                                ------------------------
                                                                        CLASS A
                                                                ------------------------
                                                                  YEAR      DECEMBER 10,
                                                                 ENDED      1996 THROUGH
                                                                JUNE 30,      JUNE 30,
                                                                  1998        1997(a)
                                                                --------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.66        $10.00
                                                                -------        ------
Investment Activities
  Net investment income.....................................       0.34          0.17
  Net realized and unrealized gains (losses) from
     investments............................................       1.39          0.66
                                                                -------        ------
     Total from Investment Activities.......................       1.73          0.83
                                                                -------        ------
Distributions
  Net investment income.....................................      (0.34)        (0.17)
  Net realized gains........................................      (0.22)           --
                                                                -------        ------
     Total Distributions....................................      (0.56)        (0.17)
                                                                -------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 11.83        $10.66
                                                                =======        ======
Total Return (Excludes Sales Charge)........................      16.62%         8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $32,605        $2,176
  Ratio of expenses to average net assets...................       0.45%         0.47%(c)
  Ratio of net investment income to average net assets......       3.01%         3.78%(c)
  Ratio of expenses to average net assets*..................       0.66%         1.12%(c)
  Ratio of net investment income to average net assets*.....       2.80%         3.13%(c)
  Portfolio turnover (d)....................................       9.71%        12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR
                                                                        BALANCED
                                                                          FUND
                                                                ------------------------
                                                                        CLASS B
                                                                ------------------------
                                                                  YEAR      DECEMBER 10,
                                                                 ENDED      1996 THROUGH
                                                                JUNE 30,      JUNE 30,
                                                                  1998        1997(a)
                                                                --------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.65        $10.00
                                                                -------        ------
Investment Activities
  Net investment income.....................................       0.26          0.16
  Net realized and unrealized gains (losses) from
     investments............................................       1.39          0.65
                                                                -------        ------
     Total from Investment Activities.......................       1.65          0.81
                                                                -------        ------
Distributions
  Net investment income.....................................      (0.26)        (0.16)
  Net realized gains........................................      (0.22)           --
                                                                -------        ------
     Total Distributions....................................      (0.48)        (0.16)
                                                                -------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 11.82        $10.65
                                                                =======        ======
Total Return (Excludes Sales Charge)........................      15.85%         8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $70,463        $5,672
  Ratio of expenses to average net assets...................       1.20%         1.22%(c)
  Ratio of net investment income to average net assets......       2.26%         2.93%(c)
  Ratio of expenses to average net assets*..................       1.31%         1.73%(c)
  Ratio of net investment income to average net assets*.....       2.15%         2.42%(c)
  Portfolio turnover (d)....................................       9.71%        12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INVESTOR
                                                                BALANCED
                                                                  FUND
                                                                --------
                                                                CLASS C
                                                                --------
                                                                  YEAR
                                                                 ENDED
                                                                JUNE 30,
                                                                1998(a)
                                                                --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $10.63
                                                                 ------
Investment Activities
  Net investment income.....................................       0.26
  Net realized and unrealized gains (losses) from
     investments............................................       1.37
                                                                 ------
     Total from Investment Activities.......................       1.63
                                                                 ------
Distributions
  Net investment income.....................................      (0.27)
  Net realized gains........................................      (0.22)
                                                                 ------
     Total Distributions....................................      (0.49)
                                                                 ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $11.77
                                                                 ======
Total Return (Excludes Sales Charge)........................      15.66%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................     $6,653
  Ratio of expenses to average net assets...................       1.20%
  Ratio of net investment income to average net assets......       2.24%
  Ratio of expenses to average net assets*..................       1.30%
  Ratio of net investment income to average net assets*.....       2.14%
  Portfolio turnover (b)....................................       9.71%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on July 1, 1997.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR
                                                                      CONSERVATIVE
                                                                      GROWTH FUND
                                                                ------------------------
                                                                       FIDUCIARY
                                                                ------------------------
                                                                  YEAR      DECEMBER 10,
                                                                 ENDED      1996 THROUGH
                                                                JUNE 30,      JUNE 30,
                                                                  1998        1997(a)
                                                                --------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.33       $ 10.00
                                                                -------       -------
Investment Activities
  Net investment income.....................................       0.46          0.26
  Net realized and unrealized gains (losses) from
     investments............................................       0.82          0.33
                                                                -------       -------
     Total from Investment Activities.......................       1.28          0.59
                                                                -------       -------
Distributions
  Net investment income.....................................      (0.45)        (0.26)
  Net realized gains........................................      (0.10)           --
                                                                -------       -------
     Total Distributions....................................      (0.55)        (0.26)
                                                                -------       -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 11.06       $ 10.33
                                                                =======       =======
Total Return................................................      12.73%         6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $30,352       $15,038
  Ratio of expenses to average net assets...................       0.20%         0.20%(c)
  Ratio of net investment income to average net assets......       4.43%         4.92%(c)
  Ratio of expenses to average net assets*..................       0.56%         1.46%(c)
  Ratio of net investment income to average net assets*.....       4.07%         3.66%(c)
  Portfolio turnover (d)....................................       3.22%        28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR
                                                                      CONSERVATIVE
                                                                      GROWTH FUND
                                                                ------------------------
                                                                        CLASS A
                                                                ------------------------
                                                                  YEAR      DECEMBER 10,
                                                                 ENDED      1996 THROUGH
                                                                JUNE 30,      JUNE 30,
                                                                  1998        1997(a)
                                                                --------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.32        $10.00
                                                                -------        ------
Investment Activities
  Net investment income.....................................       0.43          0.22
  Net realized and unrealized gains (losses) from
     investments............................................       0.82          0.32
                                                                -------        ------
     Total from Investment Activities.......................       1.25          0.54
                                                                -------        ------
Distributions
  Net investment income.....................................      (0.43)        (0.22)
  Net realized gains........................................      (0.10)           --
                                                                -------        ------
     Total Distributions....................................      (0.53)        (0.22)
                                                                -------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 11.04        $10.32
                                                                =======        ======
Total Return (Excludes Sales Charge)........................      12.38%         5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $12,538        $1,299
  Ratio of expenses to average net assets...................       0.45%         0.47%(c)
  Ratio of net investment income to average net assets......       4.12%         4.76%(c)
  Ratio of expenses to average net assets*..................       0.82%         3.05%(c)
  Ratio of net investment income to average net assets*.....       3.75%         2.18%(c)
  Portfolio turnover (d)....................................       3.22%        28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR
                                                                      CONSERVATIVE
                                                                      GROWTH FUND
                                                                ------------------------
                                                                        CLASS B
                                                                ------------------------
                                                                  YEAR      DECEMBER 10,
                                                                 ENDED      1996 THROUGH
                                                                JUNE 30,      JUNE 30,
                                                                  1998        1997(a)
                                                                --------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.33        $10.00
                                                                -------        ------
Investment Activities
  Net investment income.....................................       0.37          0.19
  Net realized and unrealized gains (losses) from
     investments............................................       0.81          0.33
                                                                -------        ------
     Total from Investment Activities.......................       1.18          0.52
                                                                -------        ------
Distributions
  Net investment income.....................................      (0.36)        (0.19)
  Net realized gains........................................      (0.10)           --
                                                                -------        ------
     Total Distributions....................................      (0.46)        (0.19)
                                                                -------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 11.05        $10.33
                                                                =======        ======
Total Return (Excludes Sales Charge)........................      11.53%         5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $39,489        $2,616
  Ratio of expenses to average net assets...................       1.20%         1.21%(c)
  Ratio of net investment income to average net assets......       3.37%         4.06%(c)
  Ratio of expenses to average net assets*..................       1.47%         3.52%(c)
  Ratio of net investment income to average net assets*.....       3.10%         1.75%(c)
  Portfolio turnover (d)....................................       3.22%        28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR
                                                                CONSERVATIVE
                                                                GROWTH FUND
                                                                ------------
                                                                  CLASS C
                                                                ------------
                                                                    YEAR
                                                                   ENDED
                                                                  JUNE 30,
                                                                  1998(a)
                                                                ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................       $10.33
                                                                   ------
Investment Activities
  Net investment income.....................................         0.35
  Net realized and unrealized gains (losses) from
     investments............................................         0.81
                                                                   ------
     Total from Investment Activities.......................         1.16
                                                                   ------
Distributions
  Net investment income.....................................        (0.36)
  Net realized gains........................................        (0.10)
                                                                   ------
     Total Distributions....................................        (0.46)
                                                                   ------
NET ASSET VALUE,
  END OF PERIOD.............................................       $11.03
                                                                   ======
Total Return (Excludes Sales Charge)........................        11.48%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $3,788
  Ratio of expenses to average net assets...................         1.20%
  Ratio of net investment income to average net assets......         3.39%
  Ratio of expenses to average net assets*..................         1.47%
  Ratio of net investment income to average net assets*.....         3.12%
  Portfolio turnover (b)....................................         3.22%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on July 1, 1997.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Investor Growth Fund, the Investor Growth and Income Fund, the Investor Balanced Fund and the Investor Conservative Growth Fund (four series of The One Group Family of Mutual Funds), at June 30, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The One Group Family of Mutual Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
August 18, 1998

Important Customer Information.
Please Read:

Shares of The One Group:

- are not deposits or obligations
  of, or guaranteed by BANC One
  CORPORATION or its affiliates

- are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state

- are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com

For more complete information on
any of The One Group Funds, includ-
ing management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.





BANC ONE
INVESTMENT
ADVISORS
CORPORATION
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